Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories

Note 4. Inventories

Inventories consists primarily of ink components and is stated at the lower of cost (determined by the first-in, first-out method) or net realizable value. Cost includes material costs, labor, and overhead. Provisions are made for the estimated effect of obsolete and slow-moving inventories on the basis of historical experience, current usage patterns, future demand and marketability of products, inventory levels and turns, and known replacement costs.

	June 30, 2026	December 31, 2025
Inventories consist of the following
Raw materials	$1,307,005	$571,100
Work in process	1,179	—
Finished goods	776,969	—
Inventory gross	2,085,153	571,100
Less: Allowance	(372,967)	(114,200)
Inventory	$1,712,186	$456,900

The increase in inventory primarily reflects inventory acquired in the Polymeric Acquisition – see Note 8.

4. Inventories

	Year ended December 31
	2025	2024
Inventories consist of the following:
Raw materials	$571,100	$428,000
Finished goods	—	7,000
Inventory gross	571,100	435,000
Less: Allowance	(114,200)	(85,400)
Inventory	$456,900	$349,600